Transactions with Affiliates	12 Months Ended
Dec. 31, 2013
Transactions with Affiliates
Transactions with Affiliates

Note 4—Transactions with Affiliates

  PennyMac Mortgage Investment Trust

  Management Fees

        Before February 1, 2013, under a management agreement, PennyMac received a base management fee from PMT. The base management fee was calculated at 1.5% per year of PMT's shareholders' equity. The management agreement also provided for a performance incentive fee, which was calculated at 20% per year of the amount by which PMT's "core earnings," on a rolling four-quarter basis and before the incentive fee, exceeded an 8% "hurdle rate" as defined in the management agreement. PennyMac did not earn a performance incentive fee before February 1, 2013.

        Effective February 1, 2013, the management agreement was amended to provide that:

  •
  The base management fee is calculated quarterly and is equal to the sum of (i) 1.5% per year of PMT's shareholders' equity up to $2 billion, (ii) 1.375% per year of shareholders' equity in excess of $2 billion and up to $5 billion, and (iii) 1.25% per year of PMT's shareholders' equity in excess of $5 billion.

  •
  The performance incentive fee is calculated at a defined annualized percentage of the amount by which PMT's "net income," on a rolling four-quarter basis and before deducting the incentive fee, exceeds certain levels of return on "equity."

    The performance incentive fee is calculated quarterly and is equal to the sum of: (a) 10% of the amount by which PMT's net income for the quarter exceeds (i) an 8% return on equity plus the "high watermark," up to (ii) a 12% return on PMT's equity; plus (b) 15% of the amount by which PMT's net income for the quarter exceeds (i) a 12% return on PMT's equity plus the "high watermark," up to (ii) a 16% return on PMT's equity; plus (c) 20% of the amount by which PMT's net income for the quarter exceeds a 16% return on equity plus the "high watermark."

    For the purpose of determining the amount of the performance incentive fee:

    "Net income" is defined as net income or loss computed in accordance with U.S. GAAP and certain other non-cash charges determined after discussions between the Company and PMT's independent trustees and approval by a majority of PMT's independent trustees.

    "Equity" is the weighted average of the issue price per common share of all of PMT's public offerings, multiplied by the weighted average number of common shares outstanding (including restricted share units) in the four-quarter period.

    The "high watermark" starts at zero and is adjusted quarterly. The quarterly adjustment reflects the amount by which the net income (stated as a percentage of return on equity) in that quarter exceeds or falls short of the lesser of 8% and the average Fannie Mae 30-year MBS yield (the "target yield") for the four quarters then ended. If the net income is lower than the target yield, the high watermark is increased by the difference. If the net income is higher than the target yield, the high watermark is reduced by the difference. Each time a performance incentive fee is earned, the high watermark returns to zero. As a result, the threshold amounts required for the Company to earn a performance incentive fee are adjusted cumulatively based on the performance of PMT's net income over (or under) the target yield, until the net income in excess of the target yield exceeds the then-current cumulative high watermark amount, and a performance incentive fee is earned.

        The base management fee and the performance incentive fee are both receivable quarterly in arrears. The performance incentive fee may be paid in cash or in PMT's common shares (subject to a limit of no more than 50% paid in common shares), at PMT's option.

        Following is a summary of the management fees earned from PMT:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Management fees:
Base	$19,644	$12,436	$6,740
Performance incentive	12,766	—	—

	$32,410	$12,436	$6,740

        The term of the management agreement, as amended, expires on February 1, 2017, subject to automatic renewal for additional 18-month periods, unless terminated earlier in accordance with the terms of the management agreement.

        In the event of termination by PMT, the Company may be entitled to a termination fee in certain circumstances. The termination fee is equal to three times the sum of (a) the average annual base management fee, and (b) the average annual (or, if the period is than 24 months, annualized) performance incentive fee earned by the Company, in each case during the 24-month period before termination.

  Mortgage Loan Servicing

        The Company has a loan servicing agreement with PMT. Before February 1, 2013, the servicing fee rates were based on the risk characteristics of the mortgage loans serviced and total servicing compensation was established at levels that management believed were competitive with those charged by other servicers or specialty servicers, as applicable.

  •
  Servicing fee rates for nonperforming loans ranged between 50 and 100 basis points per year on the UPB of the mortgage loans serviced on PMT's behalf. PennyMac was also entitled to certain customary market-based fees and charges, including boarding and deboarding fees, liquidation and disposition fees, assumption, modification and origination fees and late charges, as well as interest on funds on deposit in custodial accounts. In the event PennyMac either effected a refinancing of a loan on PMT's behalf and not through a third party lender and the resulting loan was readily saleable, or originated a loan to facilitate the disposition of real estate that PMT had acquired in settlement of a loan, PennyMac was entitled to receive from PMT market-based fees and compensation.

  •
  For mortgage loans serviced by PMT as a result of acquisitions and sales with servicing rights retained in connection with PMT's correspondent lending business, PennyMac was entitled to base subservicing fees and other customary market-based fees and charges as described above.

        Effective February 1, 2013, the servicing agreement was amended to provide for servicing fees payable to the Company that changed from being based on a percentage of the loan's UPB to fixed per-loan monthly amounts based on the delinquency, bankruptcy and/or foreclosure status of the serviced loan or the REO.

  •
  The base servicing fee rates for distressed whole mortgage loans are charged based on a monthly per-loan dollar amount, with the actual dollar amount for each loan based on the delinquency, bankruptcy and/or foreclosure status of such loan or the related underlying real estate. Presently, the base servicing fee rates for distressed whole mortgage loans range from $30 per month for current loans up to $125 per month for mortgage loans that are severely delinquent and in foreclosure.

  •
  The base servicing fee rates for non-distressed mortgage loans subserviced by the Company on PMT's behalf are also calculated through a monthly per-loan dollar amount, with the actual dollar amount for each mortgage loan based on whether the mortgage loan is a fixed-rate or adjustable-rate loan. The base servicing fee rates for mortgage loans subserviced on PMT's behalf are $7.50 per month for fixed-rate mortgage loans and $8.50 per month for adjustable rate mortgage loans. To the extent that these mortgage loans become delinquent, the Company is entitled to an additional servicing fee per mortgage loan falling within a range of $10 to $75 per month based on the delinquency, bankruptcy and foreclosure status of the mortgage loan or the related underlying real estate.

  •
  The Company is required to provide a range of services and activities significantly greater in scope than the services provided in connection with a customary servicing arrangement because PMT does not have any employees or infrastructure. For these services, the Company receives a supplemental fee of $25 per month for each distressed whole mortgage loan and $3.25 per month for each non-distressed subserviced mortgage loan. With respect to non-distressed subserviced mortgage loans, the supplemental fee is subject to a cap of $700,000 per quarter. The Company is also entitled to reimbursement for all customary, good faith reasonable and necessary out-of-pocket expenses incurred in performance of its servicing obligations.

  •
  The Company, on behalf of PMT, currently participates in the Home Affordable Modification Program ("HAMP") of the U.S. Department of the Treasury and U.S. Department of Housing and Urban Development ("HUD") (and other similar mortgage loan modification programs). HAMP establishes standard loan modification guidelines for "at risk" homeowners and provides incentive payments to certain participants, including mortgage loan servicers, for achieving modifications and successfully remaining in the program. The mortgage loan servicing agreement entitles the Company to retain any incentive payments made to it and to which it is entitled under HAMP; provided, however, that with respect to any such incentive payments paid to the Company under HAMP in connection with a mortgage loan modification for which PMT previously paid the Company a modification fee, the Company shall reimburse PMT an amount equal to the incentive payments.

        The Company also remains entitled to market-based fees and charges including boarding and deboarding fees, liquidation and disposition fees, assumption, modification and origination fees and late charges relating to loans it services for PMT.

        Following is a summary of mortgage loan servicing fees earned from PMT:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Loan servicing fees:
Base	$26,993	$14,332	$9,740
Activity-based	12,420	4,276	3,464

	$39,413	$18,608	$13,204

        The term of the servicing agreement, as amended, expires on February 1, 2017, subject to automatic renewal for additional 18-month periods, unless terminated earlier in accordance with the terms of the servicing agreement.

  Correspondent Lending

        Before February 1, 2013, PMT paid PennyMac a fulfillment fee of 50 basis points of the UPB of mortgage loans sold to non-affiliates where PMT is approved or licensed to sell to such non-affiliate. Effective February 1, 2013, the mortgage banking and warehouse services agreement provides for a fulfillment fee paid to the Company based on the type of mortgage loan that PMT acquires. The fulfillment fee is equal to a percentage of the UPB of mortgage loans purchased by PMT, with the addition of potential fee rate discounts applicable to PMT's monthly purchase volume in excess of designated thresholds. The Company has also agreed to provide such services exclusively for PMT's benefit, and the Company and its affiliates are prohibited from providing such services for any other third party.

        Presently, the applicable fulfillment fee percentages are (i) 0.50% for conventional mortgage loans, (ii) 0.88% for loans salable in accordance with the Ginnie Mae Mortgage-Backed Securities Guide, (iii) 0.80% for the U.S. Department of the Treasury and HUD's Home Affordable Refinance Program ("HARP") mortgage loans with a loan-to-value ratio of 105% or less, (iv) 1.20% for HARP mortgage loans with a loan-to-value ratio of more than 105%, and (v) 0.50% for all other mortgage loans not contemplated above; provided, however, that the Company may, in its sole discretion, reduce the amount of the applicable fulfillment fee and credit the amount of such reduction to the reimbursement otherwise due as described below. This reduction may only be credited to the reimbursement applicable to the month in which the related mortgage loan was funded.

        In the event that PMT purchases mortgage loans with an UPB in any month totaling more than $2.5 billion and less than $5 billion, the Company has agreed to discount the amount of such fulfillment fees by reimbursing PMT an amount equal to the product of (i) 0.025%, (ii) the amount of UPB in excess of $2.5 billion and (iii) the percentage of the total UPB relating to mortgage loans for which the Company collected fulfillment fees in such month. In the event PMT purchases mortgage loans with an total UPB in any month greater than $5 billion, the Company has agreed to further discount the amount of fulfillment fees by reimbursing PMT an amount equal to the product of (i) 0.05%, (ii) the amount of UPB in excess of $5 billion and (iii) the percentage of the total UPB relating to mortgage loans for which the Company collected fulfillment fees in such month.

        PMT does not hold the Ginnie Mae approval required to issue Ginnie Mae MBS and act as a servicer. Accordingly, under the mortgage banking and warehouse services agreement, the Company currently purchases loans salable in accordance with the Ginnie Mae Mortgage-Backed Securities Guide "as is" and without recourse of any kind to PMT at its cost less fees collected by PMT from the seller, plus accrued interest and a sourcing fee of three basis points.

        In consideration for the mortgage banking services provided by the Company with respect to PMT's acquisition of mortgage loans under PLS's early purchase program, the Company is entitled to fees (i) accruing at a rate equal to $25,000 per year per early purchase facility administered by the Company, and (ii) in the amount of $50 for each mortgage loan PMT acquires. In consideration for the warehouse services provided by the Company with respect to mortgage loans that PMT finances for its warehouse lending clients, with respect to each facility, the Company is entitled to fees (i) accruing at a rate equal to $25,000 per year, and (ii) in the amount of $50 for each mortgage loan that PMT finances thereunder. Where PMT has entered into both an early purchase agreement and a warehouse lending agreement with the same client, the Company shall only be entitled to one $25,000 per year fee and, with respect to any mortgage loan that becomes subject to both such agreements, only one $50 per mortgage loan fee.

        The term of the mortgage banking and warehouse services agreement expires on February 1, 2017, subject to automatic renewal for additional 18-month periods, unless terminated earlier in accordance with the terms of the agreement.

        Following is a summary of correspondent lending activity between the Company and PMT:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Fulfillment fee revenue	$79,712	$62,906	$1,747
UPB of loans fulfilled for PMT	$15,225,153	$13,028,375	$505,317
Sourcing fees paid	$4,611	$2,505	$166
Fair value of loans purchased from PMT	$16,113,806	$8,864,264	$577,852

  MSR Recapture Agreement

        Pursuant to the terms of a MSR recapture agreement, as amended, if the Company refinances through its retail lending business mortgage loans for which PMT previously held the MSRs, the Company is generally required to transfer and convey to one of PMT's wholly-owned subsidiaries, without cost to PMT, the MSRs with respect to new mortgage loans originated in those refinancings (or, under certain circumstances, other mortgage loans) that have a total UPB that is not less than 30% of the total UPB of all the mortgage loans so originated.

        Where the fair value of the aggregate MSRs to be transferred for the applicable month is less than $200,000, the Company may, at its option, pay cash to PMT in an amount equal to such fair market value instead of transferring such MSRs. The MSR recapture agreement expires, unless terminated earlier in accordance with the agreement, on February 1, 2017, subject to automatic renewal for additional 18-month periods. The Company recorded MSR recapture totaling $709,000 for the year ended December 31, 2013 as a component of Gain on mortgage loans held for sale.

  Spread Acquisition and MSR Servicing Agreements

        Effective February 1, 2013, the Company entered into a master spread acquisition and MSR servicing agreement (the "2/1/13 Spread Acquisition Agreement"), pursuant to which it may sell to PMT or one of its wholly owned subsidiaries the rights to receive certain ESS from MSRs acquired by the Company from banks and other third party financial institutions. The Company is generally required to service or subservice the related mortgage loans for the applicable agency or investor. The terms of each transaction under the 2/1/13 Spread Acquisition Agreement are subject to the terms thereof, as modified and supplemented by the terms of a confirmation executed in connection with such transaction.

        To the extent the Company refinances any of the mortgage loans relating to the ESS sold to PMT, the 2/1/13 Spread Acquisition Agreement contains recapture provisions requiring that the Company transfer to PMT, at no cost, the ESS relating to a certain percentage of the unpaid principal balance of the newly originated mortgage loans. To the extent the fair value of the aggregate ESS to be transferred for the applicable month is less than $200,000, the Company may, at its option, pay cash to PMT in an amount equal to such fair value instead of transferring such ESS.

        On December 30, 2013, the Company entered into a second master spread acquisition and MSR servicing agreement with PMT (the "12/30/13 Spread Acquisition Agreement"). The terms of the 12/30/13 Spread Acquisition Agreement are substantially similar to the terms of the 2/1/13 Spread Acquisition Agreement, except that the Company only intends to sell ESS relating to Ginnie Mae MSRs under the 12/30/13 Spread Acquisition Agreement.

        To the extent the Company refinances any of the mortgage loans relating to the ESS it sells to PMT, the 12/30/13 Spread Acquisition Agreement also contains recapture provisions requiring that the Company transfer to PMT, at no cost, the ESS relating to a certain percentage of the unpaid principal balance of the newly originated mortgage loans. However, under the 12/30/13 Spread Acquisition Agreement, in any month where the transferred ESS relating to newly originated Ginnie Mae mortgage loans is not equivalent to at least 90% of the product of the excess servicing fee rate and the unpaid principal balance of the refinanced mortgage loans, the Company is also required to transfer additional ESS or cash in the amount of such shortfall. Similarly, in any month where the transferred ESS relating to modified Ginnie Mae mortgage loans is not equivalent to at least 90% of the product of the excess servicing fee rate and the unpaid principal balance of the modified mortgage loans, the 12/30/13 Spread Acquisition Agreement contains provisions that require the Company to transfer additional ESS or cash in the amount of such shortfall. To the extent the fair value of the aggregate ESS to be transferred for the applicable month is less than $200,000, the Company may, at its option, pay cash to PMT in an amount equal to such fair value instead of transferring such ESS.

        In connection with the Company's entry into the 12/30/13 Spread Acquisition Agreement, it was also required to amend the terms of its loan and security agreement (the "LSA") with Credit Suisse First Boston Mortgage Capital LLC ("CSFB"), pursuant to which the Company pledged to CSFB all of its rights and interests in the Ginnie Mae MSRs it owns or acquires, and a separate acknowledgement agreement with respect thereto, by and among Ginnie Mae, CSFB and the Company. Separately, as a condition to permitting the Company to transfer to PMT the ESS relating to a portion of the Company's pledged Ginnie Mae MSRs, CSFB required PMT to enter into a Security and Subordination Agreement (the "Security Agreement"), pursuant to which PMT pledged to CSFB its rights under the 12/30/13 Spread Acquisition Agreement and its interest in any ESS purchased thereunder. CSFB's lien on the ESS remains subordinate to the rights and interests of Ginnie Mae pursuant to the provisions of the 12/30/13 Spread Acquisition Agreement and the terms of the acknowledgement agreement.

        The Security Agreement permits CSFB to liquidate PMT's ESS along with the related MSRs to the extent there exists an event of default under the LSA, and it contains certain trigger events, including breaches of representations, warranties or covenants and defaults under other of PMT's credit facilities, that would require the Company to either (i) repay in full the outstanding loan amount under the LSA or (ii) repurchase the ESS from PMT at fair value. To the extent the Company is unable to repay the loan under the LSA or repurchase the ESS, an event of default would exist under the LSA, thereby entitling CSFB to liquidate the ESS and the related MSRs. In the event the ESS is liquidated as a result of certain actions or inactions of the Company, PMT generally would be entitled to seek indemnity from the Company under the 12/30/13 Spread Acquisition Agreement.

  Payable to Exchanged Private National Mortgage Acceptance Company, LLC Unitholders Under Tax Receivable Agreement

        As discussed in Note 1, the Company entered into a tax receivable agreement with PennyMac's existing unitholders on the date of the IPO that will provide for the payment by PFSI to PennyMac's exchanged unitholders an amount equal to 85% of the amount of the benefits, if any, that PFSI is deemed to realize as a result of (i) increases in tax basis resulting from exchanges and (ii) certain other tax benefits related to entering into the tax receivable agreement, including tax benefits attributable to payments under the tax receivable agreement. Based on the PennyMac unitholder exchanges during the period, the Company has recorded a $71.1 million liability and has not made a payment under the tax sharing agreement as of December 31, 2013.

  Other Transactions

        In connection with the IPO of PMT's common shares on August 4, 2009, the Company entered into an agreement with PMT pursuant to which PMT agreed to reimburse the Company for the $2.9 million payment that it made to the underwriters in such offering (the "Conditional Reimbursement") if PMT satisfied certain performance measures over a specified period of time. Effective February 1, 2013, PMT amended the terms of the reimbursement agreement to provide for the reimbursement to the Company of the Conditional Reimbursement if PMT is required to pay the Company performance incentive fees under the management agreement at a rate of $10 in reimbursement for every $100 of performance incentive fees earned. The reimbursement of the Conditional Reimbursement is subject to a maximum reimbursement in any particular 12-month period of $1.0 million and the maximum amount that may be reimbursed under the agreement is $2.9 million. The Company received payments from PMT totaling $944,000 during the year ended December 31, 2013.

        In the event the termination fee is payable to the Company under the management agreement and the Company has not received the full amount of the reimbursements and payments under the reimbursement agreement, such amount will be paid in full. The term of the reimbursement agreement expires on February 1, 2019.

        PMT reimburses the Company for other expenses, including common overhead expenses incurred on its behalf by the Company, in accordance with the terms of its management agreement. Such amounts are summarized below:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Reimbursement of:
Common overhead incurred by PCM and its affiliates	$10,989	$4,183	$4,086
Expenses incurred on PMT's behalf	4,638	3,146	2,219

	$15,627	$7,329	$6,305

Payments and settlements during the year(1)	$121,230	$85,554	$12,656

(1)
Payments and settlements include payments for management fees and correspondent lending activities itemized in the preceding tables and netting settlements made pursuant to master netting agreements between the Company and PMT.

        Amounts due from PMT are summarized below:

	December 31,
	2013	2012
	(in thousands)
Management fees	$8,924	$4,499
Servicing fees	5,915	3,670
Allocated expenses	2,009	1,106
Underwriting fees	1,788	2,941
Loan purchases	—	4,475

	$18,636	$16,691

        The Company also holds an investment in PMT in the form of 75,000 common shares of beneficial interest as of December 31, 2013 and December 31, 2012. The shares had fair values of $1.7 million and $1.9 million as of December 31, 2013 and December 31, 2012, respectively.

  Investment Funds

        Amounts due from the Investment Funds are summarized below:

	December 31,
	2013	2012
	(in thousands)
Receivable from Investment Funds:
Management fees	$2,031	$2,164
Loan servicing fees	727	1,052
Loan servicing rebate	136	(239)
Expense reimbursements	21	695

	$2,915	$3,672

Carried Interest due from Investment Funds:
PNMAC Mortgage Opportunity Fund, LLC	$37,702	$29,785
PNMAC Mortgage Opportunity Fund Investors, LLC	23,440	17,938

	$61,142	$47,723

        Amounts due to the Investment Funds totaling $36.9 million and $36.8 million represent amounts advanced by the Investment Funds to fund servicing advances made by the Company as of December 31, 2013 and December 31, 2012, respectively.